UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2060
Target Date Retirement FundSM
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	29,372	$845
EuroPacific Growth Fund, Class R-6	9,556	483
The Growth Fund of America, Class R-6	18,422	845
The New Economy Fund, Class R-6	11,856	483
New Perspective Fund, Class R-6	21,562	845
New World Fund, Inc., Class R-6	8,908	483
SMALLCAP World Fund, Inc., Class R-6	16,625	845
		4,829
Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	26,194	966
Capital World Growth and Income Fund, Class R-6	17,738	845
Fundamental Investors, Class R-6	18,014	966
International Growth and Income Fund, Class R-6	15,066	483
The Investment Company of America, Class R-6	28,950	1,086
Washington Mutual Investors Fund, Class R-6	26,551	1,086
		5,432
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	24,115	603
American Funds Global Balanced Fund, Class R-6	19,822	604
		1,207
Fixed income funds 5.0%
U.S. Government Securities Fund, Class R-6	42,778	604
Total investment securities 100.0% (cost: $12,059,000)		12,072
Other assets less liabilities 0.0%		13
Net assets 100.0%		$12,085
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$59
Gross unrealized depreciation on investment securities	(46)
Net unrealized appreciation on investment securities	13
Cost of investment securities	12,059
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 17

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	1,607,253	$46,241
EuroPacific Growth Fund, Class R-6	524,328	26,494
The Growth Fund of America, Class R-6	1,008,092	46,241
The New Economy Fund, Class R-6	649,142	26,440
New Perspective Fund, Class R-6	1,180,492	46,263
New World Fund, Inc., Class R-6	487,987	26,454
SMALLCAP World Fund, Inc., Class R-6	912,241	46,369
		264,502
Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	1,434,813	52,901
Capital World Growth and Income Fund, Class R-6	971,627	46,288
Fundamental Investors, Class R-6	986,785	52,902
International Growth and Income Fund, Class R-6	825,202	26,448
The Investment Company of America, Class R-6	1,585,786	59,515
Washington Mutual Investors Fund, Class R-6	1,454,418	59,515
		297,569
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	1,320,242	33,046
American Funds Global Balanced Fund, Class R-6	1,085,188	33,044
		66,090
Fixed income funds 5.0%
U.S. Government Securities Fund, Class R-6	2,350,486	33,165
Total investment securities 100.0% (cost: $616,002,000)		661,326
Other assets less liabilities 0.0%		(185)
Net assets 100.0%		$661,141
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$46,960
Gross unrealized depreciation on investment securities	(1,636)
Net unrealized appreciation on investment securities	45,324
Cost of investment securities	616,002
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 17

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	4,424,632	$127,297
EuroPacific Growth Fund, Class R-6	1,441,286	72,828
The Growth Fund of America, Class R-6	2,786,187	127,802
The New Economy Fund, Class R-6	1,788,055	72,828
New Perspective Fund, Class R-6	3,253,723	127,513
New World Fund, Inc., Class R-6	1,341,666	72,732
SMALLCAP World Fund, Inc., Class R-6	2,512,599	127,715
		728,715
Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	3,965,793	146,219
Capital World Growth and Income Fund, Class R-6	2,674,038	127,391
Fundamental Investors, Class R-6	2,713,815	145,488
International Growth and Income Fund, Class R-6	2,263,214	72,536
The Investment Company of America, Class R-6	4,382,375	164,470
Washington Mutual Investors Fund, Class R-6	4,000,610	163,705
		819,809
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	3,644,337	91,218
American Funds Global Balanced Fund, Class R-6	3,005,518	91,518
		182,736
Fixed income funds 5.0%
U.S. Government Securities Fund, Class R-6	6,528,642	92,119
Total investment securities 100.0% (cost: $1,591,367,000)		1,823,379
Other assets less liabilities 0.0%		(758)
Net assets 100.0%		$1,822,621
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$232,355
Gross unrealized depreciation on investment securities	(357)
Net unrealized appreciation on investment securities	231,998
Cost of investment securities	1,591,381
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 17

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	5,340,910	$153,658
EuroPacific Growth Fund, Class R-6	1,736,618	87,751
The Growth Fund of America, Class R-6	3,351,939	153,753
The New Economy Fund, Class R-6	2,157,505	87,875
New Perspective Fund, Class R-6	3,923,776	153,773
New World Fund, Inc., Class R-6	1,617,809	87,702
SMALLCAP World Fund, Inc., Class R-6	3,026,816	153,853
		878,365
Growth-and-income funds 44.2%
American Mutual Fund, Class R-6	4,692,241	173,003
Capital World Growth and Income Fund, Class R-6	3,151,375	150,132
Fundamental Investors, Class R-6	3,207,432	171,950
International Growth and Income Fund, Class R-6	2,725,359	87,348
The Investment Company of America, Class R-6	5,204,663	195,331
Washington Mutual Investors Fund, Class R-6	4,739,373	193,935
		971,699
Equity-income and Balanced funds 10.7%
American Balanced Fund, Class R-6	4,517,126	113,063
American Funds Global Balanced Fund, Class R-6	3,616,910	110,135
Capital Income Builder, Class R-6	110,197	6,559
The Income Fund of America, Class R-6	306,416	6,533
		236,290
Fixed income funds 5.1%
U.S. Government Securities Fund, Class R-6	7,875,168	111,119
Total investment securities 100.0% (cost: $1,930,329,000)		2,197,473
Other assets less liabilities 0.0%		(740)
Net assets 100.0%		$2,196,733
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$267,905
Gross unrealized depreciation on investment securities	(764)
Net unrealized appreciation on investment securities	267,141
Cost of investment securities	1,930,332
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 17

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	8,789,538	$252,875
EuroPacific Growth Fund, Class R-6	2,856,738	144,351
The Growth Fund of America, Class R-6	5,534,484	253,867
The New Economy Fund, Class R-6	3,546,816	144,462
New Perspective Fund, Class R-6	6,454,826	252,964
New World Fund, Inc., Class R-6	2,662,195	144,317
SMALLCAP World Fund, Inc., Class R-6	4,981,897	253,230
		1,446,066
Growth-and-income funds 39.2%
American Mutual Fund, Class R-6	6,735,466	248,337
Capital World Growth and Income Fund, Class R-6	4,429,189	211,006
Fundamental Investors, Class R-6	4,610,039	247,144
International Growth and Income Fund, Class R-6	4,324,494	138,600
The Investment Company of America, Class R-6	7,596,077	285,081
Washington Mutual Investors Fund, Class R-6	7,056,968	288,771
		1,418,939
Equity-income and Balanced funds 15.7%
American Balanced Fund, Class R-6	8,684,445	217,372
American Funds Global Balanced Fund, Class R-6	6,146,921	187,174
Capital Income Builder, Class R-6	1,395,567	83,064
The Income Fund of America, Class R-6	3,877,494	82,668
		570,278
Fixed income funds 5.1%
U.S. Government Securities Fund, Class R-6	12,990,555	183,297
Total investment securities 100.0% (cost: $3,151,809,000)		3,618,580
Other assets less liabilities 0.0%		(1,216)
Net assets 100.0%		$3,617,364
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$469,358
Gross unrealized depreciation on investment securities	(2,594)
Net unrealized appreciation on investment securities	466,764
Cost of investment securities	3,151,816
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 17

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 39.2%	Shares	Value (000)
AMCAP Fund, Class R-6	9,620,995	$276,796
EuroPacific Growth Fund, Class R-6	3,195,260	161,457
The Growth Fund of America, Class R-6	6,056,195	277,798
The New Economy Fund, Class R-6	3,815,324	155,398
New Perspective Fund, Class R-6	7,217,804	282,866
New World Fund, Inc., Class R-6	2,866,913	155,415
SMALLCAP World Fund, Inc., Class R-6	5,452,850	277,168
		1,586,898
Growth-and-income funds 35.0%
American Mutual Fund, Class R-6	6,594,663	243,145
Capital World Growth and Income Fund, Class R-6	4,249,401	202,441
Fundamental Investors, Class R-6	4,521,097	242,376
International Growth and Income Fund, Class R-6	3,750,884	120,216
The Investment Company of America, Class R-6	7,556,288	283,588
Washington Mutual Investors Fund, Class R-6	7,901,900	323,346
		1,415,112
Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	9,702,475	242,853
American Funds Global Balanced Fund, Class R-6	7,999,035	243,570
Capital Income Builder, Class R-6	2,719,575	161,869
The Income Fund of America, Class R-6	7,565,618	161,299
		809,591
Fixed income funds 5.8%
American Funds Inflation Linked Bond Fund, Class R-6	1,264,304	12,125
U.S. Government Securities Fund, Class R-6	15,756,075	222,318
		234,443
Total investment securities 100.0% (cost: $3,553,096,000)		4,046,044
Other assets less liabilities 0.0%		(992)
Net assets 100.0%		$4,045,052
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$493,562
Gross unrealized depreciation on investment securities	(614)
Net unrealized appreciation on investment securities	492,948
Cost of investment securities	3,553,096
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 17

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 32.7%	Shares	Value (000)
AMCAP Fund, Class R-6	11,237,575	$323,305
EuroPacific Growth Fund, Class R-6	4,338,553	219,227
The Growth Fund of America, Class R-6	7,078,841	324,707
The New Economy Fund, Class R-6	3,707,837	151,020
New Perspective Fund, Class R-6	9,737,978	381,631
New World Fund, Inc., Class R-6	2,824,265	153,103
SMALLCAP World Fund, Inc., Class R-6	6,228,936	316,617
		1,869,610
Growth-and-income funds 34.9%
American Mutual Fund, Class R-6	9,309,225	343,231
Capital World Growth and Income Fund, Class R-6	5,970,085	284,415
Fundamental Investors, Class R-6	6,371,304	341,566
International Growth and Income Fund, Class R-6	5,310,917	170,215
The Investment Company of America, Class R-6	10,666,907	400,329
Washington Mutual Investors Fund, Class R-6	11,137,059	455,728
		1,995,484
Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	13,657,621	341,850
American Funds Global Balanced Fund, Class R-6	11,264,616	343,008
Capital Income Builder, Class R-6	3,827,220	227,796
The Income Fund of America, Class R-6	10,651,175	227,083
		1,139,737
Fixed income funds 12.4%
American Funds Inflation Linked Bond Fund, Class R-6	13,772,092	132,074
American Funds Mortgage Fund, Class R-6	4,211,402	43,083
Capital World Bond Fund, Class R-6	2,230,527	43,027
Intermediate Bond Fund of America, Class R-6	2,532,702	34,343
U.S. Government Securities Fund, Class R-6	32,098,714	452,913
		705,440
Total investment securities 100.0% (cost: $5,022,003,000)		5,710,271
Other assets less liabilities 0.0%		(1,653)
Net assets 100.0%		$5,708,618
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 7 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
U.S. Government Securities Fund, Class R-6	27,963,807	7,842,195	3,707,288	32,098,714	$4,471	$452,913
American Funds Inflation Linked Bond Fund, Class R-6	1,317,636	12,525,847	71,391	13,772,092	568	132,074
					$5,039	$584,987
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$691,892
Gross unrealized depreciation on investment securities	(3,635)
Net unrealized appreciation on investment securities	688,257
Cost of investment securities	5,022,014
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 17

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 19.2%	Shares	Value (000)
AMCAP Fund, Class R-6	7,712,790	$221,897
EuroPacific Growth Fund, Class R-6	3,304,090	166,956
The Growth Fund of America, Class R-6	4,659,326	213,723
New Perspective Fund, Class R-6	7,114,591	278,821
New World Fund, Inc., Class R-6	860,578	46,652
SMALLCAP World Fund, Inc., Class R-6	2,972,246	151,079
		1,079,128
Growth-and-income funds 34.2%
American Mutual Fund, Class R-6	9,136,474	336,862
Capital World Growth and Income Fund, Class R-6	5,873,651	279,821
Fundamental Investors, Class R-6	6,102,072	327,132
International Growth and Income Fund, Class R-6	4,959,396	158,949
The Investment Company of America, Class R-6	10,266,331	385,295
Washington Mutual Investors Fund, Class R-6	10,537,346	431,188
		1,919,247
Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	13,419,845	335,899
American Funds Global Balanced Fund, Class R-6	11,059,427	336,760
Capital Income Builder, Class R-6	3,760,120	223,802
The Income Fund of America, Class R-6	10,493,916	223,730
		1,120,191
Fixed income funds 26.6%
American Funds Inflation Linked Bond Fund, Class R-6	24,252,802	232,584
American Funds Mortgage Fund, Class R-6	27,490,897	281,232
The Bond Fund of America, Class R-6	3,294,709	42,041
Capital World Bond Fund, Class R-6	14,555,619	280,778
Intermediate Bond Fund of America, Class R-6	19,639,341	266,309
U.S. Government Securities Fund, Class R-6	27,350,193	385,911
		1,488,855
Total investment securities 100.0% (cost: $5,052,267,000)		5,607,421
Other assets less liabilities 0.0%		(1,120)
Net assets 100.0%		$5,606,301
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 9 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
U.S. Government Securities Fund, Class R-6	21,724,604	5,926,550	300,961	27,350,193	$3,788	$385,911
American Funds Mortgage Fund, Class R-6	15,512,217	12,204,243	225,563	27,490,897	4,270	281,232
American Funds Inflation Linked Bond Fund, Class R-6	7,437,901	17,050,958	236,057	24,252,802	1,885	232,584
					$9,943	$899,727
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$575,210
Gross unrealized depreciation on investment securities	(20,130)
Net unrealized appreciation on investment securities	555,080
Cost of investment securities	5,052,341
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 17

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 13.5%	Shares	Value (000)
AMCAP Fund, Class R-6	7,400,847	$212,922
EuroPacific Growth Fund, Class R-6	2,920,401	147,568
The Growth Fund of America, Class R-6	3,410,322	156,431
New Perspective Fund, Class R-6	6,707,744	262,877
		779,798
Growth-and-income funds 29.2%
American Mutual Fund, Class R-6	9,420,905	347,349
Capital World Growth and Income Fund, Class R-6	5,892,013	280,696
Fundamental Investors, Class R-6	5,231,796	280,477
International Growth and Income Fund, Class R-6	3,321,697	106,460
The Investment Company of America, Class R-6	9,033,608	339,031
Washington Mutual Investors Fund, Class R-6	8,276,109	338,658
		1,692,671
Equity-income and Balanced funds 20.7%
American Balanced Fund, Class R-6	13,148,541	329,108
American Funds Global Balanced Fund, Class R-6	10,563,344	321,654
Capital Income Builder, Class R-6	4,611,126	274,454
The Income Fund of America, Class R-6	12,856,115	274,092
		1,199,308
Fixed income funds 36.6%
American Funds Inflation Linked Bond Fund, Class R-6	32,065,846	307,512
American Funds Mortgage Fund, Class R-6	29,280,494	299,540
American High-Income Trust, Class R-6	4,089,825	42,861
The Bond Fund of America, Class R-6	24,843,644	317,005
Capital World Bond Fund, Class R-6	15,053,884	290,389
Intermediate Bond Fund of America, Class R-6	38,540,139	522,604
U.S. Government Securities Fund, Class R-6	24,102,186	340,082
		2,119,993
Total investment securities 100.0% (cost: $5,253,595,000)		5,791,770
Other assets less liabilities 0.0%		(1,828)
Net assets 100.0%		$5,789,942
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 11 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	16,481,690	15,769,633	185,477	32,065,846	$2,865	$307,512
American Funds Mortgage Fund, Class R-6	20,417,830	9,024,716	162,052	29,280,494	4,799	299,540
					$7,664	$607,052
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$556,116
Gross unrealized depreciation on investment securities	(17,988)
Net unrealized appreciation on investment securities	538,128
Cost of investment securities	5,253,642
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 17

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth funds 4.3%	Shares	Value (000)
AMCAP Fund, Class R-6	1,699,997	$48,909
The Growth Fund of America, Class R-6	534,911	24,536
New Perspective Fund, Class R-6	1,252,371	49,081
		122,526
Growth-and-income funds 25.0%
American Mutual Fund, Class R-6	4,676,056	172,406
Capital World Growth and Income Fund, Class R-6	2,411,701	114,893
Fundamental Investors, Class R-6	2,142,062	114,836
International Growth and Income Fund, Class R-6	888,154	28,465
The Investment Company of America, Class R-6	3,828,474	143,683
Washington Mutual Investors Fund, Class R-6	3,505,151	143,431
		717,714
Equity-income and Balanced funds 25.7%
American Balanced Fund, Class R-6	4,433,227	110,963
American Funds Global Balanced Fund, Class R-6	2,831,235	86,211
Capital Income Builder, Class R-6	4,555,493	271,143
The Income Fund of America, Class R-6	12,701,768	270,802
		739,119
Fixed income funds 45.0%
American Funds Inflation Linked Bond Fund, Class R-6	20,991,335	201,307
American Funds Mortgage Fund, Class R-6	16,886,914	172,753
American High-Income Trust, Class R-6	13,728,607	143,876
The Bond Fund of America, Class R-6	18,043,891	230,240
Capital World Bond Fund, Class R-6	7,458,880	143,882
Intermediate Bond Fund of America, Class R-6	19,065,841	258,533
U.S. Government Securities Fund, Class R-6	10,208,102	144,036
		1,294,627
Total investment securities 100.0% (cost: $2,671,067,000)		2,873,986
Other assets less liabilities 0.0%		(1,322)
Net assets 100.0%		$2,872,664
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 13 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	7,571,557	13,941,756	521,978	20,991,335	$1,712	$201,307
American Funds Mortgage Fund, Class R-6	17,910,980	1,767,394	2,791,460	16,886,914	3,573	172,753
					$5,285	$374,060
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$218,681
Gross unrealized depreciation on investment securities	(15,767)
Net unrealized appreciation on investment securities	202,914
Cost of investment securities	2,671,072
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 17

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2015
unaudited
Fund investments Growth-and-income funds 24.2%	Shares	Value (000)
American Mutual Fund, Class R-6	2,754,355	$101,553
Capital World Growth and Income Fund, Class R-6	1,454,564	69,295
Fundamental Investors, Class R-6	1,242,170	66,593
International Growth and Income Fund, Class R-6	455,489	14,598
The Investment Company of America, Class R-6	2,243,638	84,204
Washington Mutual Investors Fund, Class R-6	2,052,226	83,977
		420,220
Equity-income and Balanced funds 30.0%
American Balanced Fund, Class R-6	2,086,198	52,218
American Funds Global Balanced Fund, Class R-6	1,720,236	52,381
Capital Income Builder, Class R-6	3,499,928	208,316
The Income Fund of America, Class R-6	9,732,143	207,489
		520,404
Fixed income funds 45.8%
American Funds Inflation Linked Bond Fund, Class R-6	12,664,168	121,449
American Funds Mortgage Fund, Class R-6	10,176,443	104,105
American High-Income Trust, Class R-6	8,277,920	86,753
The Bond Fund of America, Class R-6	10,877,252	138,794
Capital World Bond Fund, Class R-6	4,497,701	86,761
Intermediate Bond Fund of America, Class R-6	12,473,921	169,146
Short-Term Bond Fund of America, Class R-6	1,306,502	13,052
U.S. Government Securities Fund, Class R-6	5,226,958	73,752
		793,812
Total investment securities 100.0% (cost: $1,684,691,000)		1,734,436
Other assets less liabilities 0.0%		(657)
Net assets 100.0%		$1,733,779
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 15 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	8,898,285	4,798,446	1,032,563	12,664,168	$1,152	$121,449
American Funds Mortgage Fund, Class R-6	8,068,433	2,792,425	684,415	10,176,443	1,815	104,105
					$2,967	$225,554
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$59,075
Gross unrealized depreciation on investment securities	(9,332)
Net unrealized appreciation on investment securities	49,743
Cost of investment securities	1,684,693
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 16 of 17

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2015, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-850-0915O-S49143	American Funds Target Date Retirement Series — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2015

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2015